ACQUISITION LIABILITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 28, 2019	May 31, 2020	Feb. 29, 2020
ACQUISITION LIABILITY
Description of stock considration payable		In accordance with Amendment No. 1, after the Company makes the cash payments of at least RMB 144 million (approximately $20.46 million), which is a half of the total Cash Consideration, to the Equity Holders, the Company may choose to pay the half of the remaining Cash Consideration, equivalent to RMB 72 million (approximately $10.23 million), in the form of its common stock at a price of $2.00 per share to the Equity Holders as opposed to making such cash payment in the amount of RMB 72 million.	In accordance with Amendment No. 1, after the Company makes the cash payments of at least RMB 144 million (approximately $20.46 million), which is half of the total Cash Consideration, to the Equity Holders, the Company may choose to pay the half of the remaining Cash Consideration, equivalent to RMB 72 million (approximately $10.23 million), in the form of its common stock at a price of $2.00 per share to the Equity Holders as opposed to making such cash payment in the amount of RMB 72 million.
Cash consideration	$ 288,000,000
Description of cash considration payable		The Company agreed to pay the Equity Holders at least RMB 45 million (approximately $6.39 million) pro rata from the proceeds of its first public or private offering of its shares after the Acquisition, make payments to the Equity Holders pro rata of an additional RMB 99 million (approximately $14.07 million) by December 31, 2020, and a further payment of RMB 144 million (approximately $20.46 million) on or before December 31, 2021	The Company shall pay the Equity Holders at least RMB 45 million (approximately $6.39 million) pro rata from the proceeds of its first public or private offering of its shares after the Acquisition, make payments to the Equity Holders pro rata of an additional RMB 99 million (approximately $14.07 million) by December 31, 2020, and a further payment of RMB 144 million (approximately $20.46 million) on or before December 31, 2021
Fair value of consideration		$ 36,931,000	$ 36,931,000